UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marion R. Metzbower
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Marion R. Metzbower      Radnor, Pennsylvania    October 29, 1999

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/00
                         RUN DATE: 04/27/00  8:30 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   73

FORM 13F INFORMATION TABLE VALUE TOTAL:   $15,234,313,000

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/00

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

RTS UNION CARBIDE SPECIAL DIVI WARRANT AND RIGH 0                0    30000 SH       SOLE                    30000        0        0
AT & T CORP.                   COM              001957109      805    14301 SH       SOLE                    14236        0       65
ABBOTT LABS                    COM              002824100      924    26273 SH       SOLE                    10310        0    15962
ALBERTSONS INC                 COM              013104104     5005   162101 SH       SOLE                   134601        0    27500
AMERICAN HOME PRODS CORP       COM              026609107     2330    43350 SH       SOLE                    18960        0    24390
AMERICAN INTL GROUP INC        COM              026874107   754771  6892886 SH       SOLE                  4101996      327  2790563
AMGEN INC                      COM              031162100   218968  3567700 SH       SOLE                  2152206      169  1415325
ANHEUSER BUSCH COS INC         COM              035229103      698    11210 SH       SOLE                     9000        0     2210
AUTOMATIC DATA PROCESSING      COM              053015103   638015 13223102 SH       SOLE                  7858250      636  5364216
BP AMOCO ADS                   COM              055622104      990    18588 SH       SOLE                    16738        0     1850
BANK OF AMERICA                COM              060505104     1036    19754 SH       SOLE                    19123        0      631
BELL ATLANTIC CORP             COM              077853109     1188    19443 SH       SOLE                     9858        0     9585
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      291      160 SH       SOLE                       25        0      135
BRISTOL MYERS SQUIBB CO        COM              110122108     2663    45922 SH       SOLE                    34518        0    11404
CISCO SYS INC                  COM              17275R102   705673  9127543 SH       SOLE                  5425282      440  3701821
CITIGROUP INC.                 COM              172967101     1716    28661 SH       SOLE                    28661        0        0
CITIZENS UTILS CO DEL COM SER  COM              177342201      166    10146 SH       SOLE                        1        0    10145
COCA COLA CO                   COM              191216100   504193 10741796 SH       SOLE                  6374768      518  4366510
COLGATE PALMOLIVE CO           COM              194162103   639857 11350010 SH       SOLE                  6842345      555  4507110
DISNEY WALT PRODUCTIONS        COM              254687106   504195 12222920 SH       SOLE                  7250093      590  4972237
DOLLAR GEN CORP COM            COM              256669102     1587    59040 SH       SOLE                    57440        0     1600
DU PONT E I DE NEMOURS CO      COM              263534109     9277   175245 SH       SOLE                   165902        0     9343
EMC CORP MASS                  COM              268648102   543553  4313912 SH       SOLE                  2574146      207  1739559
EMERSON ELEC CO                COM              291011104      274     5151 SH       SOLE                     2601        0     2550
SELECT TEN 00A ROLL            MUTUAL FUNDS     29471Q945        0    36485 SH       SOLE                        0        0    36485
EXXON CORPORATION              COM              30231G102     1774    22765 SH       SOLE                    11137        0    11628
FPL GROUP INC                  COM              302571104      376     8165 SH       SOLE                     8165        0        0
FREDDIE MAC                    COM              313400301   345225  7812735 SH       SOLE                  4671674      375  3140686
FANNIE MAE                     COM              313586109   421598  7453669 SH       SOLE                  4426806      350  3026514
FIRST UNION CORP               COM              337358105     1635    43900 SH       SOLE                     4530        0    39370
GTE CORP                       COM              362320103      797    11230 SH       SOLE                    11130        0      100
G A P INC                      COM              364760108      416     8350 SH       SOLE                     8065        0      285
GENERAL ELEC CO                COM              369604103   781022  5018616 SH       SOLE                  2963130      244  2055242
GILLETTE CO                    COM              375766102      912    24208 SH       SOLE                    16697        0     7511
HEWLETT PACKARD CO             COM              428236103   522593  3942241 SH       SOLE                  2346354      190  1595697
HOME DEPOT INC                 COM              437076102   696619 10800295 SH       SOLE                  6374162      580  4425552
HONEYWELL INTERNATIONAL, INC.  COM              438516106      219     4153 SH       SOLE                     4153        0        0
INTEL CORP                     COM              458140100   782301  5929327 SH       SOLE                  3524417      280  2404630
INTERNATIONAL BUSINESS MACHINE COM              459200101   392576  3326916 SH       SOLE                  1992622      159  1334136
JOHNSON & JOHNSON              COM              478160104   221910  3158856 SH       SOLE                  1885757      149  1272951
LILLY ELI & CO                 COM              532457108     1067    17035 SH       SOLE                    12935        0     4100
LUCENT TECHNOLOGIES INC COM    COM              549463107   488097  7872527 SH       SOLE                  4714137      375  3158015
MBNA CORP                      COM              55262L100      241     9456 SH       SOLE                     1255        0     8201
MCI WORLDCOM                   COM              55268B106   319953  7061021 SH       SOLE                  4205500      334  2855187
MCDONALDS CORP                 COM              580135101      467    12500 SH       SOLE                     8225        0     4275
MEDTRONIC INC                  COM              585055106   478029  9293395 SH       SOLE                  5568641      430  3724324
MERCK & CO INC                 COM              589331107   493535  7944222 SH       SOLE                  4733146      370  3210706
MICROSOFT CORP                 COM              594918104   482688  4542942 SH       SOLE                  2712534      225  1830183
MINNESOTA MNG & MFG CO         COM              604059105      313     3535 SH       SOLE                     2760        0      775
MORGAN J.P. & CO INC           COM              616880100      517     3927 SH       SOLE                      300        0     3627
MOTOROLA INC                   COM              620076109     1097     7515 SH       SOLE                     7515        0        0
ORACLE SYS CORP COM            COM              68389X105   314229  4025352 SH       SOLE                  2433602      197  1591553
PEPSICO INC                    COM              713448108      781    22399 SH       SOLE                     9042        0    13357
PFIZER INC                     COM              717081103   627011 17149023 SH       SOLE                 10208025      810  6940189
PROCTER & GAMBLE CO            COM              742718109     6644   117586 SH       SOLE                    51192        0    66394
SBC COMMUNICATIONS, INC        COM              78387G103     1370    32527 SH       SOLE                    32289        0      238
SCHERING PLOUGH CORP           COM              806605101   329555  8876900 SH       SOLE                  5298213      430  3578257
SMITHKLINE BEECHAM PLC ADR RPS COM              832378301      261     3950 SH       SOLE                     3950        0        0
SOVEREIGN BANCORP INC          COM              845905108      596    78793 SH       SOLE                    78793        0        0
SPRINT CORP                    COM              852061100      324     5144 SH       SOLE                     2655        0     2489
STATE STR CORP                 COM              857477103   408478  4216545 SH       SOLE                  2541369      203  1674973
SUN MICROSYSTEM INC            COM              866810104   377893  4032880 SH       SOLE                  2440807      198  1591875
TARGET CORP                    COM              87612E106     1205    16120 SH       SOLE                    15985        0      135
TEXAS INSTRUMENTS INC          COM              882508104   458456  2865352 SH       SOLE                  1725407      144  1139801
TYCO INTL LTD NEW COM          COM              902124106   223555  4459950 SH       SOLE                  2684892      207  1774851
UNITED TECHNOLOGIES CORP       COM              913017109      318     5025 SH       SOLE                     4220        0      805
VENTEC INC                     COM              922762109        0    10000 SH       SOLE                    10000        0        0
VODAFONE GROUP PLC SPONSORED A COM              92857T107      214     3851 SH       SOLE                     3451        0      400
WAL MART STORES INC            COM              931142103   357794  6332635 SH       SOLE                  3598177      330  2734128
WALGREEN COMPANY               COM              931422109   264992 10290968 SH       SOLE                  6152346      490  4138132
WARNER LAMBERT CO              COM              934488107   370342  3791093 SH       SOLE                  2285626      185  1505281
WELLS FARGO NEW                COM              949746101   515726 12655841 SH       SOLE                  7503472      620  5151749
WILLIAMS COS INC COM           COM              969457100      417     9500 SH       SOLE                     3600        0     5900